Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2020
Fair Value Measurements
Schedule of financial instruments measured at fair value on a recurring basis by level within the fair value hierarchy

	Fair Value Measurements
	Quoted Price in	Significant
	Active Market	Other	Unobservable
	for Identical	Observable	Inputs
	Assets (Level 1)	Inputs (Level 2)	(Level 3)
	RMB	RMB	RMB
Recurring
As of December 31, 2019:
Short-term investments:

Trading debt securities	—	795,849	—
Equity securities:
Marketable	11,925	—	—
	11,925	795,849	—

	Fair Value Measurements
	Quoted Price in	Significant
	Active Market	Other	Unobservable
	for Identical	Observable	Inputs
	Assets (Level 1)	Inputs (Level 2)	(Level 3)
	RMB	RMB	RMB
Recurring
As of September 30, 2020:
Short-term investments:
Trading debt securities	—	988,499	—
Other non-current assets:
Investment in convertible bonds	—	—	1,450,333
	—	988,499	1,450,333

Schedule of Reconciliations of assets categorized within Level 3

	Amortization
	RMB	US$
Balance at December 31, 2019	—	—
Additions	1,414,200	208,289
Net unrealized fair value	90,755	13,367
Foreign currency translation adjustments	(54,622)	(8,045)
Balance at September 30, 2020	1,450,333	213,611

Schedule of fair value instruments on unobservable input reconciliation

	Fair Value Measurements
	Quoted Price in	Significant
	Active Market	Other	Unobservable
	for Identical	Observable	Inputs
	Assets (Level 1)	Inputs (Level 2)	(Level 3)
	RMB	RMB	RMB

As of December 31, 2019:
Short-term investments:
Held-to-maturity debt securities	—	34,481,053	—
Convertible bonds	—	8,037,280	—
As of September 30, 2020:
Short-term investments:
Held-to-maturity debt securities	—	38,870,590	—
Other non-current assets:
Held-to-maturity debt securities	—	4,282,558	—
Convertible bonds	—	12,374,633	—